Loans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 County SecurityLoan	Dec. 31, 2013 SecurityLoan	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of outstanding principal balances of commercial real estate loans secured by owner-occupied properties	77.00%	77.00%
Concentrations of loans related to a single industry	$ 0	$ 0
Number of Counties	4
Loans classified as troubled debt restructurings	6,800,000	8,600,000
Reserves allocated to customers whose loan terms are modified in troubled debt restructurings	88,000	583,000
Loans payable in nonaccrual of interest status	518,000
Loans restructured, subsequently defaulted		0	0
Number of loans restructured, subsequently defaulted	0	0
Outstanding balance of commercial loans classified under credit risk, minimum amount	275,000
Loans listed as not rated under risk category, maximum amount	275,000
Non-performing loans past due days and greater	90 days
Loans serviced for others	70,600,000	70,200,000
Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans classified as troubled debt restructurings	6,300,000
Mortgage Servicing Rights [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage servicing rights	222,000	225,000
Valuation allowance	0	0
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential Mortgage Loans with servicing retained	$ 55,500,000	$ 56,900,000